Quarterly Holdings Report
for
Fidelity® Sustainable High Yield ETF
May 31, 2023
SHY-NPRT3-0723
1.9904452.101
Corporate Bonds - 96.1%
	Principal Amount (a)	Value ($)
Convertible Bonds - 1.6%
Broadcasting - 0.8%
DISH Network Corp.:
2.375% 3/15/24	20,000	17,250
3.375% 8/15/26	120,000	53,856
		71,106
Gaming - 0.1%
DraftKings, Inc. 0% 3/15/28	14,000	10,339
Homebuilders/Real Estate - 0.5%
Redfin Corp. 0.5% 4/1/27	61,000	41,748
Super Retail - 0.1%
Wayfair LLC 0.625% 10/1/25	12,000	9,840
Technology - 0.1%
MicroStrategy, Inc. 0% 2/15/27	18,000	10,578
TOTAL CONVERTIBLE BONDS		143,611
Nonconvertible Bonds - 94.5%
Aerospace - 1.9%
ATI, Inc. 4.875% 10/1/29	50,000	44,374
Bombardier, Inc. 6% 2/15/28 (b)	105,000	96,838
Triumph Group, Inc. 9% 3/15/28 (b)	25,000	25,324
		166,536
Air Transportation - 0.3%
Rand Parent LLC 8.5% 2/15/30 (b)	30,000	25,898
Automotive & Auto Parts - 1.4%
Ford Motor Credit Co. LLC 4.687% 6/9/25	25,000	24,033
Macquarie AirFinance Holdings 8.375% 5/1/28 (b)	10,000	9,851
McLaren Finance PLC 7.5% 8/1/26 (b)	25,000	20,900
Rivian Holdco & Rivian LLC & Rivian Automotive LLC 6 month U.S. LIBOR + 5.620% 10.9311% 10/15/26 (b)(c)(d)	70,000	68,297
		123,081
Broadcasting - 1.6%
DISH Network Corp. 11.75% 11/15/27 (b)	20,000	19,142
Sirius XM Radio, Inc. 5.5% 7/1/29 (b)	7,000	6,110
TEGNA, Inc. 4.75% 3/15/26 (b)	30,000	28,610
Univision Communications, Inc.:
5.125% 2/15/25 (b)	60,000	57,929
7.375% 6/30/30 (b)	31,000	28,822
		140,613
Building Materials - 0.4%
Cornerstone Building Brands, Inc. 6.125% 1/15/29 (b)	40,000	29,600
Eco Material Technologies, Inc. 7.875% 1/31/27 (b)	10,000	9,503
		39,103
Cable/Satellite TV - 3.3%
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25% 1/15/34 (b)	50,000	36,990
4.75% 2/1/32 (b)	265,000	212,334
DIRECTV Financing LLC / DIRECTV Financing Co-Obligor, Inc. 5.875% 8/15/27 (b)	50,000	44,041
DISH DBS Corp. 5.75% 12/1/28 (b)	5,000	3,627
		296,992
Capital Goods - 0.7%
Patrick Industries, Inc. 4.75% 5/1/29 (b)	50,000	42,702
Regal Rexnord Corp.:
6.05% 4/15/28 (b)	5,000	4,941
6.3% 2/15/30 (b)	2,000	1,995
Vertical Holdco GmbH 7.625% 7/15/28 (b)	14,000	12,229
		61,867
Chemicals - 4.5%
Methanex Corp.:
5.125% 10/15/27	70,000	65,175
5.65% 12/1/44	75,000	59,671
NOVA Chemicals Corp.:
4.25% 5/15/29 (b)	30,000	24,708
4.875% 6/1/24 (b)	20,000	19,527
Nufarm Australia Ltd. 5% 1/27/30 (b)	45,000	40,503
Olympus Water U.S. Holding Corp.:
6.25% 10/1/29 (b)	60,000	44,546
9.75% 11/15/28 (b)(e)	15,000	14,888
The Chemours Co. LLC 4.625% 11/15/29 (b)	165,000	133,556
		402,574
Consumer Products - 0.2%
Macy's Retail Holdings LLC 5.875% 4/1/29 (b)	16,000	14,144
Containers - 1.4%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
5.25% 8/15/27 (b)	17,000	14,268
5.25% 8/15/27 (b)	27,000	22,660
Ball Corp. 6% 6/15/29	5,000	5,010
Crown Americas LLC/Crown Americas Capital Corp. IV 4.75% 2/1/26	50,000	48,639
Graphic Packaging International, Inc. 4.75% 7/15/27 (b)	25,000	23,943
LABL, Inc. 10.5% 7/15/27 (b)	15,000	13,977
		128,497
Diversified Financial Services - 3.3%
Aercap Global Aviation Trust 6.5% 6/15/45 (b)(c)	30,000	29,308
Coinbase Global, Inc. 3.625% 10/1/31 (b)	20,000	11,650
Emerald Debt Merger Sub LLC 6.625% 12/15/30 (b)	10,000	9,920
Fortress Transportation & Infrastructure Investors LLC 5.5% 5/1/28 (b)	40,000	35,909
GGAM Finance Ltd.:
7.75% 5/15/26 (b)(e)	10,000	9,923
8% 6/15/28 (b)(e)	15,000	14,771
Hightower Holding LLC 6.75% 4/15/29 (b)	40,000	34,474
HTA Group Ltd. 7% 12/18/25 (b)	30,000	27,831
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 5.25% 5/15/27	50,000	41,125
OneMain Finance Corp. 3.875% 9/15/28	105,000	82,556
		297,467
Energy - 14.8%
Altus Midstream LP 5.875% 6/15/30 (b)	30,000	28,425
Archrock Partners LP / Archrock Partners Finance Corp. 6.25% 4/1/28 (b)	30,000	27,824
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/28 (b)	105,000	93,941
California Resources Corp. 7.125% 2/1/26 (b)	100,000	101,500
Centennial Resource Production LLC 5.875% 7/1/29 (b)	30,000	27,900
CGG SA 8.75% 4/1/27 (b)	67,000	57,788
CNX Resources Corp.:
6% 1/15/29 (b)	40,000	36,938
7.375% 1/15/31 (b)	5,000	4,813
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. 6% 2/1/29 (b)	80,000	74,010
Energean PLC 6.5% 4/30/27 (b)	40,000	36,033
Global Partners LP/GLP Finance Corp. 6.875% 1/15/29	35,000	32,170
Holly Energy Partners LP/Holly Energy Finance Corp. 5% 2/1/28 (b)	40,000	36,849
MEG Energy Corp. 5.875% 2/1/29 (b)	100,000	94,428
Murphy Oil Corp. 6.375% 7/15/28	30,000	29,542
New Fortress Energy, Inc. 6.5% 9/30/26 (b)	178,000	157,752
Northern Oil & Gas, Inc. 8.125% 3/1/28 (b)	30,000	29,190
Oceaneering International, Inc. 6% 2/1/28	50,000	46,757
SM Energy Co. 6.5% 7/15/28	30,000	28,129
Sunnova Energy Corp. 5.875% 9/1/26 (b)	80,000	70,254
Sunoco LP/Sunoco Finance Corp. 4.5% 5/15/29	90,000	80,117
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.:
6% 3/1/27 (b)	25,000	23,376
7.5% 10/1/25 (b)	35,000	34,913
Teine Energy Ltd. 6.875% 4/15/29 (b)	70,000	63,905
Transocean Titan Finance Ltd. 8.375% 2/1/28 (b)	8,000	8,101
Transocean, Inc.:
8% 2/1/27 (b)	45,000	40,050
8.75% 2/15/30 (b)	10,000	9,995
Valaris Ltd. 8.375% 4/30/30 (b)	10,000	9,929
Weatherford International Ltd. 8.625% 4/30/30 (b)	30,000	30,145
		1,314,774
Environmental - 2.9%
Covanta Holding Corp. 4.875% 12/1/29 (b)	106,000	91,969
Darling Ingredients, Inc. 6% 6/15/30 (b)	5,000	4,920
Madison IAQ LLC 5.875% 6/30/29 (b)	30,000	22,836
Stericycle, Inc.:
3.875% 1/15/29 (b)	80,000	70,555
5.375% 7/15/24 (b)	70,000	69,207
		259,487
Food & Drug Retail - 1.8%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
3.25% 3/15/26 (b)	50,000	46,359
4.875% 2/15/30 (b)	25,000	22,875
Emergent BioSolutions, Inc. 3.875% 8/15/28 (b)	35,000	19,237
Murphy Oil U.S.A., Inc. 3.75% 2/15/31 (b)	25,000	21,117
Parkland Corp. 4.625% 5/1/30 (b)	55,000	47,548
		157,136
Food/Beverage/Tobacco - 1.3%
HLF Financing SARL LLC / Herbalife International, Inc. 4.875% 6/1/29 (b)	5,000	3,450
Post Holdings, Inc. 4.5% 9/15/31 (b)	30,000	25,388
TreeHouse Foods, Inc. 4% 9/1/28	30,000	25,816
Triton Water Holdings, Inc. 6.25% 4/1/29 (b)	45,000	37,538
U.S. Foods, Inc. 4.625% 6/1/30 (b)	30,000	27,004
		119,196
Healthcare - 6.9%
Akumin Escrow, Inc. 7.5% 8/1/28 (b)	30,000	20,325
Cano Health, Inc. 6.25% 10/1/28 (b)	59,000	39,235
Charles River Laboratories International, Inc. 3.75% 3/15/29 (b)	10,000	8,777
Community Health Systems, Inc.:
4.75% 2/15/31 (b)	104,000	74,727
5.25% 5/15/30 (b)	70,000	52,578
6.875% 4/15/29 (b)	35,000	19,683
8% 3/15/26 (b)	20,000	18,675
DaVita HealthCare Partners, Inc. 3.75% 2/15/31 (b)	75,000	59,502
Encompass Health Corp. 4.625% 4/1/31	30,000	26,198
Horizon Pharma U.S.A., Inc. 5.5% 8/1/27 (b)	30,000	30,038
Pediatrix Medical Group, Inc. 5.375% 2/15/30 (b)	95,000	87,400
RegionalCare Hospital Partners Holdings, Inc. 5.375% 1/15/29 (b)	50,000	24,894
Tenet Healthcare Corp. 6.125% 10/1/28	160,000	151,649
		613,681
Homebuilders/Real Estate - 4.3%
Howard Hughes Corp. 4.375% 2/1/31 (b)	65,000	51,195
MPT Operating Partnership LP/MPT Finance Corp.:
4.625% 8/1/29	25,000	18,663
5% 10/15/27	190,000	156,019
Railworks Holdings LP 8.25% 11/15/28 (b)	30,000	28,058
Realogy Group LLC/Realogy Co.-Issuer Corp. 5.25% 4/15/30 (b)	11,000	7,630
Rithm Capital Corp. 6.25% 10/15/25 (b)	30,000	27,075
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.125% 8/1/30 (b)	50,000	46,500
Uniti Group LP / Uniti Group Finance, Inc. 10.5% 2/15/28 (b)	45,000	43,660
		378,800
Hotels - 0.9%
Hilton Domestic Operating Co., Inc. 3.625% 2/15/32 (b)	100,000	82,686
Insurance - 0.3%
Radian Group, Inc. 6.625% 3/15/25	30,000	29,963
Leisure - 3.0%
Carnival Corp.:
5.75% 3/1/27 (b)	6,000	5,136
6% 5/1/29 (b)	125,000	103,933
Constellation Merger Sub, Inc. 8.5% 9/15/25 (b)	25,000	19,625
MajorDrive Holdings IV LLC 6.375% 6/1/29 (b)	35,000	26,739
Royal Caribbean Cruises Ltd.:
5.375% 7/15/27 (b)	30,000	27,644
5.5% 4/1/28 (b)	95,000	87,399
		270,476
Metals/Mining - 3.5%
Coeur d'Alene Mines Corp. 5.125% 2/15/29 (b)	30,000	25,275
Eldorado Gold Corp. 6.25% 9/1/29 (b)	35,000	31,413
ERO Copper Corp. 6.5% 2/15/30 (b)	75,000	65,461
First Quantum Minerals Ltd. 6.875% 10/15/27 (b)	30,000	28,425
FMG Resources Pty Ltd. 6.125% 4/15/32 (b)	60,000	56,704
IAMGOLD Corp. 5.75% 10/15/28 (b)	40,000	30,358
Mineral Resources Ltd. 8.5% 5/1/30 (b)	75,000	75,281
		312,917
Paper - 2.4%
Berry Global, Inc. 5.625% 7/15/27 (b)	70,000	69,038
Clydesdale Acquisition Holdings, Inc. 6.625% 4/15/29 (b)	40,000	37,878
Domtar Corp. 6.75% 10/1/28 (b)	30,000	26,113
Mercer International, Inc. 5.125% 2/1/29	100,000	79,068
		212,097
Publishing/Printing - 0.2%
Mcgraw-Hill Education, Inc. 8% 8/1/29 (b)	23,000	19,205
Restaurants - 0.5%
Yum! Brands, Inc. 4.625% 1/31/32	50,000	45,430
Services - 7.9%
Adtalem Global Education, Inc. 5.5% 3/1/28 (b)	17,000	15,881
AECOM 5.125% 3/15/27	50,000	48,250
APX Group, Inc. 5.75% 7/15/29 (b)	40,000	34,174
Aramark Services, Inc. 5% 4/1/25 (b)	35,000	34,134
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
5.375% 3/1/29 (b)	12,000	10,808
5.75% 7/15/27 (b)	31,000	29,205
Brand Energy & Infrastructure Services, Inc. 8.5% 7/15/25 (b)	55,000	50,612
Dun & Bradstreet Corp. 5% 12/15/29 (b)	12,000	10,454
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (b)	25,000	24,270
Hertz Corp. 4.625% 12/1/26 (b)	50,000	44,587
Life Time, Inc. 8% 4/15/26 (b)	30,000	29,588
Neptune BidCo U.S., Inc. 9.29% 4/15/29 (b)	20,000	18,300
OpenLane, Inc. 5.125% 6/1/25 (b)	18,000	17,827
Sotheby's 7.375% 10/15/27 (b)	30,000	26,288
StoneMor, Inc. 8.5% 5/15/29 (b)	30,000	25,350
Uber Technologies, Inc. 4.5% 8/15/29 (b)	233,000	212,533
WASH Multifamily Acquisition, Inc. 5.75% 4/15/26 (b)	80,000	71,369
		703,630
Steel - 0.1%
Infrabuild Australia Pty Ltd. 12% 10/1/24 (b)	10,000	9,600
Super Retail - 4.2%
At Home Group, Inc. 4.875% 7/15/28 (b)	30,000	17,078
Bath & Body Works, Inc.:
6.75% 7/1/36	30,000	26,779
6.95% 3/1/33	30,000	26,807
Carvana Co. 4.875% 9/1/29 (b)	130,000	65,192
EG Global Finance PLC 6.75% 2/7/25 (b)	90,000	86,496
LBM Acquisition LLC 6.25% 1/15/29 (b)	40,000	31,672
Michaels Companies, Inc. 5.25% 5/1/28 (b)	70,000	53,900
Nordstrom, Inc. 4.375% 4/1/30	25,000	19,869
Upbound Group, Inc. 6.375% 2/15/29 (b)	50,000	44,021
		371,814
Technology - 12.4%
Athenahealth Group, Inc. 6.5% 2/15/30 (b)	30,000	24,710
Atkore, Inc. 4.25% 6/1/31 (b)	30,000	25,656
Black Knight InfoServ LLC 3.625% 9/1/28 (b)	30,000	26,888
Block, Inc. 3.5% 6/1/31	107,000	87,396
Broadcom, Inc. 2.6% 2/15/33 (b)	35,000	27,218
Cloud Software Group, Inc. 9% 9/30/29 (b)	20,000	17,000
Coherent Corp. 5% 12/15/29 (b)	35,000	31,125
CommScope, Inc. 4.75% 9/1/29 (b)	45,000	35,444
Elastic NV 4.125% 7/15/29 (b)	55,000	47,563
Entegris Escrow Corp. 5.95% 6/15/30 (b)	76,000	73,215
Entegris, Inc. 3.625% 5/1/29 (b)	60,000	51,775
Gen Digital, Inc.:
5% 4/15/25 (b)	55,000	53,721
7.125% 9/30/30 (b)	30,000	29,948
Go Daddy Operating Co. LLC / GD Finance Co., Inc. 3.5% 3/1/29 (b)	160,000	138,394
Match Group Holdings II LLC 4.625% 6/1/28 (b)	50,000	45,625
MicroStrategy, Inc. 6.125% 6/15/28 (b)	10,000	8,700
NCR Corp. 6.125% 9/1/29 (b)	52,500	52,069
onsemi 3.875% 9/1/28 (b)	15,000	13,545
Open Text Corp.:
3.875% 2/15/28 (b)	30,000	26,258
3.875% 12/1/29 (b)	55,000	45,808
Open Text Holdings, Inc.:
4.125% 2/15/30 (b)	10,000	8,465
4.125% 12/1/31 (b)	18,000	14,766
Rackspace Hosting, Inc. 3.5% 2/15/28 (b)	15,000	5,968
Seagate HDD Cayman:
4.75% 1/1/25	35,000	34,180
5.75% 12/1/34	15,000	13,111
8.25% 12/15/29 (b)	10,000	10,225
Sensata Technologies BV:
4% 4/15/29 (b)	30,000	26,722
5% 10/1/25 (b)	35,000	34,400
TTM Technologies, Inc. 4% 3/1/29 (b)	30,000	25,410
Uber Technologies, Inc. 8% 11/1/26 (b)	20,000	20,397
Virtusa Corp. 7.125% 12/15/28 (b)	40,000	31,900
VM Consolidated, Inc. 5.5% 4/15/29 (b)	20,000	18,203
		1,105,805
Telecommunications - 5.2%
Altice Financing SA 5.75% 8/15/29 (b)	90,000	68,619
Altice France Holding SA 6% 2/15/28 (b)	120,000	58,800
Altice France SA 5.125% 7/15/29 (b)	35,000	24,946
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (b)	50,000	43,010
Frontier Communications Holdings LLC 8.75% 5/15/30 (b)	25,000	23,375
Level 3 Financing, Inc. 3.75% 7/15/29 (b)	110,000	59,573
Millicom International Cellular SA 4.5% 4/27/31 (b)	40,000	29,996
SBA Communications Corp. 3.125% 2/1/29	15,000	12,635
Uniti Group, Inc. 6% 1/15/30 (b)	130,000	80,098
Virgin Media Finance PLC 5% 7/15/30 (b)	30,000	23,814
Zayo Group Holdings, Inc. 6.125% 3/1/28 (b)	55,000	33,139
		458,005
Textiles/Apparel - 0.9%
Crocs, Inc. 4.125% 8/15/31 (b)	70,000	56,963
Victoria's Secret & Co. 4.625% 7/15/29 (b)	30,000	23,020
		79,983
Transportation Ex Air/Rail - 0.6%
Seaspan Corp. 5.5% 8/1/29 (b)	40,000	31,452
XPO, Inc. 7.125% 6/1/31 (b)	20,000	19,814
		51,266
Utilities - 1.4%
DPL, Inc. 4.35% 4/15/29	30,000	26,557
PG&E Corp.:
5% 7/1/28	35,000	32,285
5.25% 7/1/30	25,000	22,592
Pike Corp. 5.5% 9/1/28 (b)	15,000	13,388
TerraForm Power Operating LLC 4.75% 1/15/30 (b)	30,000	26,932
		121,754
TOTAL NONCONVERTIBLE BONDS		8,414,477
TOTAL CORPORATE BONDS (Cost $9,204,189)		8,558,088

Common Stocks - 1.0%
	Shares	Value ($)
Automotive & Auto Parts - 0.1%
Aptiv PLC (f)	100	8,808
Cable/Satellite TV - 0.1%
Charter Communications, Inc. Class A (f)	25	8,154
Capital Goods - 0.1%
Regal Rexnord Corp.	80	10,391
Energy - 0.3%
Denbury, Inc. (f)	150	13,526
New Fortress Energy, Inc.	400	10,508
TOTAL ENERGY		24,034
Healthcare - 0.2%
Cano Health, Inc. (f)	1,400	1,904
Centene Corp. (f)	205	12,794
TOTAL HEALTHCARE		14,698
Technology - 0.1%
Coherent Corp. (f)	380	14,045
Utilities - 0.1%
EQT Corp.	230	7,997
TOTAL COMMON STOCKS (Cost $93,048)		88,127

Bank Loan Obligations - 0.6%
	Principal Amount (a)	Value ($)
Leisure - 0.2%
ClubCorp Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 7.9037% 9/18/24 (c)(d)(g)	15,000	14,034
Services - 0.2%
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 9.3729% 6/21/24 (c)(d)(g)	987	933
Neptune BidCo U.S., Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.0044% 4/11/29 (c)(d)(g)	15,000	13,394
TOTAL SERVICES		14,327
Technology - 0.2%
Ultimate Software Group, Inc. 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.2706% 5/3/26 (c)(d)(g)	20,000	19,184
TOTAL BANK LOAN OBLIGATIONS (Cost $47,522)		47,545

Preferred Securities - 0.7%
	Principal Amount (a)	Value ($)
Air Transportation - 0.3%
AerCap Holdings NV 5.875% 10/10/79 (c)	30,000	27,913
Banks & Thrifts - 0.4%
Ally Financial, Inc. 4.7% (c)(h)	50,000	35,380
TOTAL PREFERRED SECURITIES (Cost $76,001)		63,293

Money Market Funds - 1.6%
	Shares	Value ($)
Fidelity Cash Central Fund 5.14% (i) (Cost $145,402)	145,373	145,402

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $9,566,162)	8,902,455
NET OTHER ASSETS (LIABILITIES) - 0.0%	290
NET ASSETS - 100.0%	8,902,745

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,943,912 or 78.0% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)	Non-income producing
(g)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(h)	Security is perpetual in nature with no stated maturity date.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.14%	299,904	1,372,456	1,526,958	4,340	-	-	145,402	0.0%
Total	299,904	1,372,456	1,526,958	4,340	-	-	145,402

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate Bonds, Bank Loan Obligations and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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